Capital Leases	6 Months Ended
Jun. 30, 2012
Capital Leases [Abstract]
CAPITAL LEASES
7 – CAPITAL LEASES

The Company leases its property and equipment from Dell Financial Services L.L.C. under a capital lease. The economic substance of the lease is that the Company is financing the acquisition of the assets through the lease, and, accordingly, it is recorded in the Company’s assets and liabilities.

The following is an analysis of the leased assets included in Property and Equipment:

June 30, 2012
Equipment	41,969
Less accumulated depreciation	(2,429)

$39,540

The lease agreement contains a bargain purchase option at the end of the lease term.

The following is a schedule by years of future minimum payments required under the lease together with their present value as of June 30, 2012:

Year Ending June 30:
2012	$16,923
2013	16,923
2014	14,166

Total minimum lease payments	48,012
Less amount representing interest	(9,915)

Present value of minimum lease payments	$38,097

Amortization of assets held under capital leases is included with depreciation expense is approximately $2,000 and $0 for the three and six months ended June 30 2012 and 2011.